EARNINGS/(LOSS) PER SHARE - Schedule of basic and diluted earnings/(loss) per share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Net income/(loss) attributable to equity holders of the Company, basic	$ 427.4	$ 72.6	$ (208.6)
Net income/(loss) attributable to equity holders of the Company, diluted	$ 427.4	$ 72.6	$ (208.6)
Basic weighted-average number of ordinary shares (in shares)	555,606,734	498,029,143	384,499,607
Diluted weighted-average number of ordinary shares (in shares)	563,075,693	501,745,145	384,499,607
Basic (in USD per share)	$ 0.77	$ 0.15	$ (0.54)
Diluted (in USD per share)	$ 0.76	$ 0.14	$ (0.54)
RSUs and PSUs
Earnings per share [line items]
Weighted-average dilutive impact of options, RSUs, and PSUs (in shares)	7,468,959	3,716,002	0